Retirement Plan	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Retirement Plan

(16) Retirement Plan

The Company has a voluntary 401(k) Savings Plan (the “401(k) Plan”) in which all employees are eligible to participate. The Company’s policy is to match 100% of the employee contributions up to a maximum of 5% of employee compensation. Total Company contributions to the 401(k) plan for the years ended December 31, 2022 and 2021 were $186 and $292, respectively.